Leases (Tables)	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
Schedule of Operating Leases

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Operating lease right-of-use assets, net	$2,243	$1,889

Lease liabilities - current	$834	$848
Lease liabilities – non-current	1,333	989
Total operating lease liabilities	$2,167	$1,837

The components of lease expenses were as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Lease cost
Amortization of right-of-use assets	$430	$468
Interest of operating lease liabilities	10	36
Total Lease cost	$440	$504

Other information related to leases where the Group is the lessee is as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Weighted-average remaining lease term	0.29	1.96
Weighted-average discount rate	3.94%	3.50%

Schedule of Future Minimum Payments

As of June 30, 2026, the following is a schedule of future minimum payments under the Group’s operating leases:

For the calendar year ended June 30,	Operating Leases
Remaining of 2026	467
2027	838
2028	604
Total lease payments	1,909
Less: imputed interest	(72)
Total	$1,837